FAIR VALUE MEASUREMENTS - Fair Value Liabilities with Unobservable Inputs (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unamortized debt issuance costs	$ 11,064	$ 14,395
Total debt, gross	987,165	1,093,836
Level 2 | Term Loan A and Term Loan B | Carrying value, net of unamortized debt issuance costs
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of debt	695,560	796,857
Unamortized debt issuance costs	10,840	14,118
Total debt, gross	706,400	810,975
Level 2 | Term Loan A and Term Loan B | Estimated fair value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of debt	$ 705,517	$ 809,961